Funds held for clients (Tables)	12 Months Ended
Sep. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of funds held for clients

	As at September 30, 2022	As at September 30, 2021
	$	$
Cash (Note 31)	504,726	456,525
Long-term bonds (Note 31)	94,113	136,629
	598,839	593,154